Financial Instruments that Were Not Included in Diluted Loss Per Share Calculation (Detail)	9 Months Ended
Sep. 30, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	18,624,308
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	200,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	1,980,308
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	1,445,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	14,999,000